Loans and Allowance for Loan Loss (Detail 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Analysis of allowance for loan losses
Balance at beginning of year	$ 5,981	$ 5,018	$ 5,018	$ 3,238	$ 1,012
Provision charged to earnings	110	252	1,423	1,883	2,953
Charge-offs	(102)	(60)	(510)	(240)	(801)
Recoveries	17	5	50	137	74
Net charge-offs	(85)	(55)	(460)	(103)	(727)
Balance at end of year	6,006	5,215	5,981	5,018	3,238
Allowance for loan losses	0.98%	1.04%	0.99%	1.01%
Specific Reserves:
Impaired loans	123	26	87
Total specific reserves	123	26	87
General reserves	5,883	5,189	5,894	5,018
Total	6,006	5,215	5,981	5,018	3,238
Recorded investment in loans related to balance in allowance for loan losses on basis of impairment methodology
Loans individually evaluated for impairment	1,783		2,056	4,155
Loans collectively evaluated for impairment	613,712		601,254	491,115
Total Loans	615,495		603,310	495,270
Construction land and Farmland
Analysis of allowance for loan losses
Balance at beginning of year	769	660	660	455
Provision charged to earnings	137	(6)	137	205
Charge-offs	(48)		(28)
Net charge-offs	(48)		(28)
Balance at end of year	858	654	769	660
Specific Reserves:
Impaired loans			44
Total specific reserves			44
General reserves	858	654	725	660
Total	858	654	769	660
Recorded investment in loans related to balance in allowance for loan losses on basis of impairment methodology
Loans individually evaluated for impairment			541	645
Loans collectively evaluated for impairment	94,186		79,953	58,654
Total Loans	94,186		80,494	59,299
Residential
Analysis of allowance for loan losses
Balance at beginning of year	1,166	970	970	755
Provision charged to earnings	74	150	226	240
Charge-offs			(30)	(85)
Recoveries				60
Net charge-offs			(30)	(25)
Balance at end of year	1,240	1,120	1,166	970
Specific Reserves:
Impaired loans		26
Total specific reserves		26
General reserves	1,240	1,094	1,166	970
Total	1,240	1,120	1,166	970
Recorded investment in loans related to balance in allowance for loan losses on basis of impairment methodology
Loans individually evaluated for impairment	168		168	1,212
Loans collectively evaluated for impairment	122,764		115,584	97,558
Total Loans	122,932		115,752	98,770
Nonfarm nonresidential
Analysis of allowance for loan losses
Balance at beginning of year	1,890	1,726	1,726	1,028
Provision charged to earnings	(54)	(372)	162	698
Recoveries	5		2
Net charge-offs	5		2
Balance at end of year	1,841	1,354	1,890	1,726
Specific Reserves:
General reserves	1,841	1,354	1,890	1,726
Total	1,841	1,354	1,890	1,726
Recorded investment in loans related to balance in allowance for loan losses on basis of impairment methodology
Loans individually evaluated for impairment	1,104		1,086	1,900
Loans collectively evaluated for impairment	189,863		194,753	169,551
Total Loans	190,967		195,839	171,451
Commercial
Analysis of allowance for loan losses
Balance at beginning of year	2,092	1,585	1,585	947
Provision charged to earnings	(40)	493	909	716
Charge-offs	(50)	(60)	(448)	(110)
Recoveries	12	3	46	32
Net charge-offs	(38)	(57)	(402)	(78)
Balance at end of year	2,014	2,021	2,092	1,585
Specific Reserves:
Impaired loans	113		30
Total specific reserves	113		30
General reserves	1,901	2,021	2,062	1,585
Total	2,014	2,021	2,092	1,585
Recorded investment in loans related to balance in allowance for loan losses on basis of impairment methodology
Loans individually evaluated for impairment	482		223	366
Loans collectively evaluated for impairment	203,579		206,878	160,457
Total Loans	204,061		207,101	160,823
Consumer
Analysis of allowance for loan losses
Balance at beginning of year	64	77	77	53
Provision charged to earnings	(7)	(13)	(11)	24
Charge-offs	(4)		(4)	(45)
Recoveries		2	2	45
Net charge-offs	(4)	2	(2)
Balance at end of year	53	66	64	77
Specific Reserves:
Impaired loans	10		13
Total specific reserves	10		13
General reserves	43	66	51	77
Total	53	66	64	77
Recorded investment in loans related to balance in allowance for loan losses on basis of impairment methodology
Loans individually evaluated for impairment	29		38	32
Loans collectively evaluated for impairment	3,320		4,086	4,895
Total Loans	$ 3,349		$ 4,124	$ 4,927